Schedule of Investments
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–92.85%
Denmark–2.02%
Carlsberg A/S, Class B	191,411	$26,104,909
France–14.81%
Bollore S.A.	6,782,063	29,131,904
Bureau Veritas S.A.	923,686	23,022,519
Criteo S.A., ADR(a)	575,778	10,922,509
EssilorLuxottica S.A.	87,795	11,817,503
Kaufman & Broad S.A.	404,795	16,606,599
Metropole Television S.A.	730,831	12,686,164
Pernod Ricard S.A.	77,151	13,508,464
Schneider Electric S.E.	257,374	22,159,169
Societe BIC S.A.	85,099	5,904,306
Vicat S.A.	191,176	8,641,757
Vinci S.A.	250,967	25,720,824
Vivendi S.A.	417,414	11,601,660
		191,723,378
Germany–13.62%
Allianz S.E.	126,819	29,564,069
Deutsche Boerse AG	295,470	41,329,231
GEA Group AG	186,773	4,695,582
MorphoSys AG(a)	338,839	40,983,936
MTU Aero Engines AG	113,601	28,413,574
SAP S.E.	252,554	31,328,776
		176,315,168
Hungary–0.98%
Gedeon Richter Plc	722,543	12,704,292
Ireland–2.94%
Flutter Entertainment PLC	152,712	12,096,903
ICON PLC(a)	56,077	8,757,545
Origin Enterprises PLC	3,142,459	17,227,424
		38,081,872
Italy–3.99%
Danieli & C. Officine Meccaniche S.p.A., Savings Shares	1,138,513	12,811,239
FinecoBank Banca Fineco S.p.A.	1,948,740	19,306,816
Mediobanca Banca di Credito Finanziario S.p.A.	1,958,039	19,557,605
		51,675,660
Netherlands–4.82%
Aalberts N.V.	223,332	8,981,172
ING Groep N.V.	1,570,714	17,433,177
Wolters Kluwer N.V.	495,971	35,935,030
		62,349,379
Shares		Value
Russia–5.54%
Sberbank of Russia PJSC, Preference Shares	22,554,481	$71,743,098
Spain–1.67%
Construcciones y Auxiliar de Ferrocarriles S.A.	479,029	21,558,421
Sweden–2.86%
Investor AB, Class B	777,427	36,995,108
Switzerland–7.74%
Alcon, Inc.(a)	172,067	9,952,171
Cie Financiere Richemont S.A.	196,445	16,767,108
Julius Baer Group Ltd.(a)	269,012	11,493,715
Kuehne + Nagel International AG	88,250	12,988,672
Novartis AG	247,361	22,682,781
OC Oerlikon Corp. AG	1,506,495	16,136,151
Tecan Group AG, Class R	39,767	10,105,562
		100,126,160
Turkey–3.58%
Haci Omer Sabanci Holding A.S.	14,287,588	25,285,239
Tupras-Turkiye Petrol Rafinerileri A.S.	841,052	21,088,620
		46,373,859
United Kingdom–25.66%
British American Tobacco PLC	686,920	24,511,567
Compass Group PLC	876,731	22,099,518
DCC PLC	681,736	57,271,761
Hays PLC	11,177,625	20,899,088
HomeServe PLC	1,600,047	22,183,517
IG Group Holdings PLC	2,357,021	16,383,050
Informa PLC	1,911,882	20,186,743
John Wood Group PLC	2,319,246	14,813,367
Jupiter Fund Management PLC	2,738,160	12,410,453
Micro Focus International PLC	232,760	4,878,175
Reckitt Benckiser Group PLC	218,249	16,921,761
RELX PLC	1,170,979	27,774,084
Savills PLC	2,060,016	23,850,277
TechnipFMC PLC	664,806	18,266,253
Ultra Electronics Holdings PLC	1,258,519	29,659,877
		332,109,491
United States–2.62%
Philip Morris International, Inc.	405,929	33,939,724
Total Common Stocks & Other Equity Interests (Cost $936,931,676)		1,201,800,519
Money Market Funds–6.81%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(b)	30,851,144	30,851,144

See accompanying notes which are an integral part of this schedule.
Invesco European Growth Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(b)	22,037,562	$22,046,377
Invesco Treasury Portfolio, Institutional Class, 2.15%(b)	35,258,450	35,258,450
Total Money Market Funds (Cost $88,149,354)		88,155,971
TOTAL INVESTMENTS IN SECURITIES—99.66% (Cost $1,025,081,030)		1,289,956,490
OTHER ASSETS LESS LIABILITIES–0.34%		4,344,325
NET ASSETS–100.00%		$1,294,300,815
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Denmark	$—	$26,104,909	$—	$26,104,909
France	10,922,509	180,800,869	—	191,723,378
Germany	—	176,315,168	—	176,315,168
Hungary	—	12,704,292	—	12,704,292
Ireland	8,757,545	29,324,327	—	38,081,872
Italy	—	51,675,660	—	51,675,660
Netherlands	—	62,349,379	—	62,349,379
Russia	—	71,743,098	—	71,743,098
Spain	—	21,558,421	—	21,558,421
Sweden	—	36,995,108	—	36,995,108
Switzerland	9,952,171	90,173,989	—	100,126,160
Turkey	—	46,373,859	—	46,373,859
United Kingdom	—	332,109,491	—	332,109,491
United States	33,939,724	—	—	33,939,724
Money Market Funds	88,155,971	—	—	88,155,971
Total Investments	$151,727,920	$1,138,228,570	$—	$1,289,956,490
Invesco European Growth Fund